Other, net	12 Months Ended
Dec. 31, 2019
Other, net
Other, net

26.  Other, net

(a)This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Other income
Sale of supplies and merchandise to third parties	32,228	46,128	54,496
Sale of assets to third parties	19,405	3,863	369
Reversal for impairment of spare parts and supplies, note 8(c)	11,641	4,665	2,370
Sale of services to third parties	6,415	3,512	2,552
Revenue from commercial claims	2,098	—	—
Income from previous years	1,311	1,504	2,680
Sale of supplies to related parties, note 30(a)	1,259	27	4
Sale of assets to related parties, note 30(a)	11	30	336
Insurance claim recovery (c)	—	33,735	1,190
Sale of investment in subsidiary	—	7,097	—
Changes in provisions for exploration projects, note 15(b)	—	2,433	—
Recovery of expenses from previous years	—	81	68
Income from rental of investment properties	—	45	235
Expiration of allowance for expected credit losses, note 7(f)	—	45	99
Sale of investment properties (b)	—	—	11,250
Other minor	2,632	(566)	11,881
	77,000	102,599	87,530
Other expenses
Disposal cost of sale of supplies and merchandise to third parties	(33,664)	(57,897)	(60,239)
Direct expenses	(15,992)	(9,867)	(5,721)
Provision for impairment of spare parts and supplies, note 8(c)	(15,703)	(11,704)	(4,814)
Net cost of property, machinery and equipment to third parties, note 11(a)	(4,965)	(626)	—
Changes in provisions for exploration projects, note 15(b)	(4,020)	—	(891)
Disposal cost of sale of supplies and merchandise to related parties	(2,944)	(257)	(40)
Expenses from previous years	(2,240)	(1,831)	(603)
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(2,926)	(6,626)	(15,013)
Allowance for expected credit losses, note 7(f)	(25)	(1,334)	—
Net cost of transfer of investments, note 1(d)	—	(11,178)	(1,706)
Net cost of investment properties (b)	—	—	(9,575)
Other minor	(9,236)	(2,587)	(2,158)

	(91,715)	(103,907)	(100,760)

	(14,715)	(1,308)	(13,230)

(b)During 2017 the Group sold to a third party its investment properties located in the El Derby Capital Building, district of Surco.

(c)Corresponds to the indemnity for the insurance claim of the rotor 2 of the 20X30 mill motor occurred in May 2017 of the subsidiary El Brocal. The total compensation for lost profits and consequential damages is US$38,793,000, while the associated costs for mitigation, repair and cost overruns are US$5,058,000, having a net effect on results of US$33,735,000, see note 26. As of December 31 of 2018, El Brocal has received the full amount of compensation from the insurance. As of December 31, 2017 corresponds to the recovery income of the sinister that occurred in the rotor 1 of the 20x30 mill and in the conveyor belt corresponding to the incident that occurred in 2016, for approximately US$4,175,000, and the incurred cost associated amounts to US$2,985,000, resulting in a net effect of US$1,190,000.